PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, Plant and equipment and Construction in Progress consisted of the following:

	December 31, 2012	December 31, 2011
Plant	$1,346,191	$1,346,170
Furniture and Fixtures	285,562	64,327
Equipment	12,957,646	8,862,018
Automobiles	419,951	411,498
Less: Accumulated Depreciation	(2,613,100)	(1,667,572)
Plant and Equipment, Net	$12,396,250	$9,016,441

Construction in Progress	$5,300,951	$5,572,511